Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Unrealized gains (losses) on securities:
Unrealized gain (loss) arising during period, net of tax of ($4,577) for March 31, 2023, and $16,962 for March 31, 2022	(5,254)	17,218	(46,277)	(63,808)	11,964	(110,085)	(144,209)	(15,933)	22,603
Reclassification adjustment for loss (gain) on securities, net of tax of $— for March 31, 2023, and $22 for March 31, 2022	88	0	0	(82)	88	(82)	359	3	(1,536)
Reclassification adjustment for loss (gain) on a fair value hedge, net of tax of $496 for March 31, 2023, $— for March 31, 2022	2,739	(1,866)	0	0	873	0
Unrealized gain (loss) on cash flow hedge:
Unrealized holding gain (loss) on cash flow hedge, net of tax of ($13) for March 31, 2023, and $133 for March 31, 2022	(275)	47	(362)	(503)	(228)	(865)	(1,721)	0	0
Reclassification adjustment for losses (gains) included in net income, net of tax ($76) for March 31, 2023, and $16 for March 31, 2022	334	287	(85)	(59)	621	(144)	132	0	0
Total other comprehensive income (loss)	(2,368)	15,686	(46,724)	(64,452)	13,318	(111,176)	(146,450)	(15,625)	21,154
Comprehensive income (loss)	$ 3,666	$ 23,210	$ (36,327)	$ (55,326)	$ 26,876	$ (91,653)	$ (102,437)	$ 20,540	$ 47,653